Long-Term Debt (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Weighted average rate	5.40%	5.90%
Long term debt, average life	5 years
Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, unamortized discount	$ 6.4	$ 7.8